Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts and Notes Receivable, Net
Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following at year end:

	2016	2015
Receivables from franchisees	$45,700	$34,714
Debit and credit card receivables	40,652	28,683
Meal voucher receivables	11,024	8,920
Notes receivable	2,230	3,799
Allowance for doubtful accounts	(16,367)	(12,768)
	$83,239	$63,348